Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
REVENUES	$ 13,864
COST OF REVENUES	(340)
GROSS PROFIT	13,524
RESEARCH AND DEVELOPMENT EXPENSES, net	17,770	12,447	11,198
MARKETING EXPENSES	562
GENERAL AND ADMINISTRATIVE EXPENSES	5,847	3,828	3,673
OPERATING LOSS	10,655	16,275	14,871
FINANCIAL INCOME	(544)	(285)	(100)
FINANCIAL EXPENSES	27	12	117
FINANCIAL EXPENSES (INCOME), net	(517)	(273)	17
LOSS FOR THE YEAR	10,138	16,002	14,888
OTHER COMPREHENSIVE LOSS (INCOME)-
Items that will not be reclassified to profit or loss-Re-measurements of post-employment benefit obligation	24	5	(6)
COMPREHENSIVE LOSS	$ 10,162	$ 16,007	$ 14,882
LOSS PER ORDINARY SHARE
Basic and diluted	$ 0.37	$ 0.64	$ 0.73
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING-
Basic and diluted	27,398,169	24,970,585	20,309,596